RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Cash Flow Hedging Relationships (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	$ 46	$ 0	$ (58)
Commodities
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	46	0	(94)
Interest rate
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI	$ 0	$ 0	$ 36